LEASES (Details Narrative)	1 Months Ended		12 Months Ended
	May 31, 2020 Number	Feb. 28, 2019 Number	Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)
Number of locations | Number	1	1	3
[custom:OperatingLeaseRightOfUseAsset4-0] | $			$ 413,415
Operating Lease, Liability | $			411,000	$ 360,000
Operating Lease, Right-of-Use Asset | $			284,251	367,909	$ 191,134
Operating Lease, Cost | $			180,000	124,000
Sublease Income | $			$ 82,000	$ 0
Lease 1 [Member]
Number of leases with option to extend | Number			1
Number of options to extend | Number			2
Lease renewal term			5 years
Lease 2 [Member]
Date of option to terminate			2022
Number of leases with annual payment adjustment | Number			1
Percentage of annual rent adjustment			3.00%
Lease 3 [Member]
Percentage of annual rent adjustment			2.50%
Number of free months | Number			1
Minimum [Member]
Lease term			2 years
Maximum [Member]
Lease term			7 years